Unsecured Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Unsecured Borrowings [Member]
Debt Instrument [Line Items]
Schedule Of Unsecured Borrowings

	Balance as of
	December 31, 2014	December 31, 2013
	(in thousands)
Outstanding principal balance:
2020 Notes	$375,000	$300,000
2021 Notes	325,000	—
Unamortized discount	(10,548)	(8,433)
Unsecured borrowings, net	$689,452	$291,567

2020 Notes [Member]
Debt Instrument [Line Items]
Schedule Of Unsecured Debt Redemption Prices

Redeemed during the 12-month period commencing on December 15 of the years set forth below:	Redemption Price
2016	105.063%
2017	103.375%
2018	101.688%
2019 and thereafter	100.000%

2021 Notes [Member]
Debt Instrument [Line Items]
Schedule Of Unsecured Debt Redemption Prices

Redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2017	104.781%
2018	103.188%
2019	101.594%
2020 and thereafter	100.000%